SUBSEQUENT EVENTS (Details) (USD $)		12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Mr. Pollard, COO [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	Apr. 10, 2014 Subsequent Event [Member]	Apr. 10, 2014 Subsequent Event [Member] Mr. Pollard, COO [Member]	Apr. 10, 2014 Subsequent Event [Member] Mr. Ranew, Director [Member]
Subsequent Event [Line Items]
Warrant term from the date of the exchange				3 years
Purchase price per share				1.00
Warrants issued in exchange for the cancelation of debt				1,690,000
Amount of note converted into warrant				$ 1,690,000		$ 300,000
Note payable, related parties	$ 600,000				$ 300,000
Due date extension		Apr. 02, 2014	Apr. 02, 2014		May 02, 2014